Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liability Abstract
Schedule of key inputs into the black-scholes model
	December 09, 2022	December 31, 2022	December 31, 2022
	USD	USD	RMB
Input
Share price	10.47	1.25	8.71
Risk-free interest rate	3.8%	4.0%	4.0%
Volatility	5.7%	5.7%	5.7%
Exercise price	11.50	11.50	80.09
Warrant life (yr)	4.97	4.92	4.92